Guarantees (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Guarantees (Textual) [Abstract]
Residual value guarantees on operating lease commitments	164
Accrued guarantees recorded in accounts payable and accrued liabilities	8	5